J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

270 Park Avenue

New York, New York 10017

November 1, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	J.P. Morgan Mutual Fund Investment Trust (“Trust”)
on behalf of the JPMorgan Growth Advantage Fund
File Nos. 811-5526 and 33-9421

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that that the Prospectus for the Class A, Class B, Class C and Select Class Shares and the Statement of Additional Information for the JPMorgan Growth Advantage Fund does not differ from those contained in Post-Effective Amendment No. 59 (Amendment No. 63 under the Investment Company Act of 1940) filed electronically on October 25, 2012.

If you have any questions or comments, please call the undersigned at (614) 901-1370.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary